Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Break-Down Of Long-Term Debt
Long-term debt consisted of the following items as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Revolving credit agreement (1)	$—	$—
Building loans (2)	2,107	2,143
7.75% senior unsecured notes due 2020 (3)	300,000	300,000
Unamortized original issue (discount) premium, net (4)	(3,034)	(3,105)
Less: current maturities of long term debt	(152)	(150)
Debt reflected as long term	$298,921	$298,888

A break-down of long-term debt as of December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Revolving credit agreement (1)	$—	$—
Building loans (2)	2,143,000	2,283,000
7.75% senior unsecured notes due 2020 (3)	300,000,000	—
Unamortized original issue (discount) premium, net (4)	(3,105,000)	—
Less: current maturities of long term debt	(150,000)	(141,000)
Debt reflected as long term	$298,888,000	$2,142,000

Maturities of Long-Term Debt	Maturities of long-term debt (excluding premiums and discounts) as of December 31, 2012 are as follows:

2013	$150,000
2014	158,000
2015	168,000
2016	1,667,000
2017	—
Thereafter	300,000,000
Total	$302,143,000

Schedule of Interest
The following schedule shows the components of interest expense at December 31, 2012 and 2011:

	December 31,
	2012	2011
Cash paid for interest	$1,404,000	$963,000
Change in accrued interest	4,155,000	(132,000)
Write-off of deferred loan costs	1,143,000	—
Amortization of loan costs	640,000	540,000
Amortization of note discount and premium	59,000	—
Other	57,000	29,000
Total interest expense	$7,458,000	$1,400,000